Supplemental Guarantor And Non-Guarantor Condensed Consolidating Financial Statements Statement of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash provided by operating activities from continuing operations	$ 2,045	$ 1,656	$ 1,412
Net cash provided by operating activities from discontinued operations	90	94	66
Net cash provided by operating activities	2,135	1,750	1,478
Capital expenditures	(779)	(605)	(642)
Proceeds from sale of property and investments	15	33	20
Cost of business and technology acquisitions, net of cash acquired	(350)	(10)	(980)
Decrease in Restricted Cash	2	5	1
Repayment of loans to related parties	0	0	14
Acquisition of minority held shares	0	0	(16)
Dividends from equity method investments in excess of earnings	0	0	37
Loans to Affiliates	0	0	0
Repayments of loans to affiliates	0	0	0
Return of Investment in Subsidiaries	0	0
Other, net	0	0	(2)
Net cash used in investing activities from continuing operations	(1,112)	(577)	(1,568)
Net cash used in investing activities from discontinued operations	(74)	(78)	(63)
Net cash (used in) provided by investing activities	(1,186)	(655)	(1,631)
Net proceeds (repayments of) under other short- and long-term debt agreements	7	(80)	(8)
Proceeds from issuance of senior secured term loans, net of issuance costs	0	560	358
Repayments under long-term debt agreements	(164)	(1,353)	(5)
Repayment of senior notes	(526)	0	0
Proceeds from issuance of senior notes, net of issuance costs	691	788	0
Dividend payments of consolidated affiliates to minority shareholders	(73)	(55)	(47)
Proceeds from borrowings from affiliates	0	0	0
Payments on borrowings from affiliates	0	0	0
Capital distributions to affiliates	0	0
Dividends paid to affiliates		0
Repurchase of ordinary shares	(1,024)	(457)	(403)
Distribution of cash dividends	(301)	(211)	0
Taxes withheld and paid on employees' restricted share awards	(8)	(14)	0
Net cash used in financing activities	(1,398)	(822)	(105)
Effect of exchange rate fluctuations on cash and cash equivalents	(36)	11	0
(Decrease) increase in cash and cash equivalents	(485)	284	(258)
Cash and cash equivalents at beginning of year	1,389	1,105	1,363
Cash and cash equivalents at end of year	904	1,389	1,105
Cash and cash equivalents of discontinued operations	45	52	86
Cash and cash equivalents of continuing operations	859	1,337	1,019
Reportable Legal Entities | Parent
Net cash provided by operating activities from continuing operations	32	(193)	(86)
Net cash provided by operating activities from discontinued operations	0	0	0
Net cash provided by operating activities	32	(193)	(86)
Capital expenditures	0	0	0
Proceeds from sale of property and investments	0	0	0
Cost of business and technology acquisitions, net of cash acquired	0	0	0
Decrease in Restricted Cash	0	0	0
Repayment of loans to related parties			0
Acquisition of minority held shares			0
Dividends from equity method investments in excess of earnings			0
Loans to Affiliates	0	0	0
Repayments of loans to affiliates	0	0	9
Return of Investment in Subsidiaries	0	0
Other, net			0
Net cash used in investing activities from continuing operations	0	0	9
Net cash used in investing activities from discontinued operations	0	0	0
Net cash (used in) provided by investing activities	0	0	9
Net proceeds (repayments of) under other short- and long-term debt agreements	0	0	0
Proceeds from issuance of senior secured term loans, net of issuance costs		0	0
Repayments under long-term debt agreements	0	0	0
Repayment of senior notes	0
Proceeds from issuance of senior notes, net of issuance costs	0	0
Dividend payments of consolidated affiliates to minority shareholders	0	0	0
Proceeds from borrowings from affiliates	1,510	1,499	672
Payments on borrowings from affiliates	(215)	(633)	(190)
Capital distributions to affiliates	0	0
Dividends paid to affiliates		0
Repurchase of ordinary shares	(1,024)	(457)	(403)
Distribution of cash dividends	(301)	(211)
Taxes withheld and paid on employees' restricted share awards	0	0
Net cash used in financing activities	(30)	198	79
Effect of exchange rate fluctuations on cash and cash equivalents	0	0	0
(Decrease) increase in cash and cash equivalents	2	5	2
Cash and cash equivalents at beginning of year	7	2	0
Cash and cash equivalents at end of year	9	7	2
Cash and cash equivalents of discontinued operations	0	0	0
Cash and cash equivalents of continuing operations	9	7	2
Reportable Legal Entities | Subsidiary Guarantors
Net cash provided by operating activities from continuing operations	61	128	(53)
Net cash provided by operating activities from discontinued operations	0	0	0
Net cash provided by operating activities	61	128	(53)
Capital expenditures	0	0	0
Proceeds from sale of property and investments	0	0	0
Cost of business and technology acquisitions, net of cash acquired	0	0	0
Decrease in Restricted Cash	0	0	0
Repayment of loans to related parties			0
Acquisition of minority held shares			0
Dividends from equity method investments in excess of earnings			0
Loans to Affiliates	(60)	(128)	(36)
Repayments of loans to affiliates	0	0	36
Return of Investment in Subsidiaries	0	0
Other, net			0
Net cash used in investing activities from continuing operations	(60)	(128)	0
Net cash used in investing activities from discontinued operations	0	0	0
Net cash (used in) provided by investing activities	(60)	(128)	0
Net proceeds (repayments of) under other short- and long-term debt agreements	0	0	0
Proceeds from issuance of senior secured term loans, net of issuance costs		0	0
Repayments under long-term debt agreements	0	0	0
Repayment of senior notes	0
Proceeds from issuance of senior notes, net of issuance costs	0	0
Dividend payments of consolidated affiliates to minority shareholders	0	0	0
Proceeds from borrowings from affiliates	144	80	0
Payments on borrowings from affiliates	(144)	(80)	0
Capital distributions to affiliates	0	0
Dividends paid to affiliates		0
Repurchase of ordinary shares	0	0	0
Distribution of cash dividends	0	0
Taxes withheld and paid on employees' restricted share awards	0	0
Net cash used in financing activities	0	0	0
Effect of exchange rate fluctuations on cash and cash equivalents	0	0	0
(Decrease) increase in cash and cash equivalents	1	0	(53)
Cash and cash equivalents at beginning of year	0	0	53
Cash and cash equivalents at end of year	1	0	0
Cash and cash equivalents of discontinued operations	0	0	0
Cash and cash equivalents of continuing operations	1	0	0
Reportable Legal Entities | Subsidiary Issuer / Guarantor
Net cash provided by operating activities from continuing operations	0	0	0
Net cash provided by operating activities from discontinued operations	0	0	0
Net cash provided by operating activities	0	0	0
Capital expenditures	0	0	0
Proceeds from sale of property and investments	0	0	0
Cost of business and technology acquisitions, net of cash acquired	(345)	0	0
Decrease in Restricted Cash	0	0	0
Repayment of loans to related parties			0
Acquisition of minority held shares			0
Dividends from equity method investments in excess of earnings			0
Loans to Affiliates	(1,075)	(1,174)	(637)
Repayments of loans to affiliates	165	402	154
Return of Investment in Subsidiaries	389	845
Other, net			0
Net cash used in investing activities from continuing operations	(866)	73	(483)
Net cash used in investing activities from discontinued operations	0	0	0
Net cash (used in) provided by investing activities	(866)	73	(483)
Net proceeds (repayments of) under other short- and long-term debt agreements	0	0	0
Proceeds from issuance of senior secured term loans, net of issuance costs		560	358
Repayments under long-term debt agreements	(164)	(1,353)	(5)
Repayment of senior notes	(526)
Proceeds from issuance of senior notes, net of issuance costs	691	788
Dividend payments of consolidated affiliates to minority shareholders	0	0	0
Proceeds from borrowings from affiliates	975	0	239
Payments on borrowings from affiliates	(110)	0	(109)
Capital distributions to affiliates	0	0
Dividends paid to affiliates		(68)
Repurchase of ordinary shares	0	0	0
Distribution of cash dividends	0	0
Taxes withheld and paid on employees' restricted share awards	0	0
Net cash used in financing activities	866	(73)	483
Effect of exchange rate fluctuations on cash and cash equivalents	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Cash and cash equivalents of discontinued operations	0	0	0
Cash and cash equivalents of continuing operations	0	0	0
Reportable Legal Entities | Non-Guarantor Subsidiaries
Net cash provided by operating activities from continuing operations	1,952	1,789	1,551
Net cash provided by operating activities from discontinued operations	90	94	66
Net cash provided by operating activities	2,042	1,883	1,617
Capital expenditures	(779)	(605)	(642)
Proceeds from sale of property and investments	15	33	20
Cost of business and technology acquisitions, net of cash acquired	(5)	(10)	(980)
Decrease in Restricted Cash	2	5	1
Repayment of loans to related parties			14
Acquisition of minority held shares			(16)
Dividends from equity method investments in excess of earnings			37
Loans to Affiliates	(1,494)	(414)	(474)
Repayments of loans to affiliates	304	548	100
Return of Investment in Subsidiaries	0	0
Other, net			(2)
Net cash used in investing activities from continuing operations	(1,957)	(443)	(1,942)
Net cash used in investing activities from discontinued operations	(74)	(78)	(63)
Net cash (used in) provided by investing activities	(2,031)	(521)	(2,005)
Net proceeds (repayments of) under other short- and long-term debt agreements	7	(80)	(8)
Proceeds from issuance of senior secured term loans, net of issuance costs		0	0
Repayments under long-term debt agreements	0	0	0
Repayment of senior notes	0
Proceeds from issuance of senior notes, net of issuance costs	0	0
Dividend payments of consolidated affiliates to minority shareholders	(73)	(55)	(47)
Proceeds from borrowings from affiliates	0	137	236
Payments on borrowings from affiliates	0	(237)	0
Capital distributions to affiliates	(389)	(845)
Dividends paid to affiliates		0
Repurchase of ordinary shares	0	0	0
Distribution of cash dividends	0	0
Taxes withheld and paid on employees' restricted share awards	(8)	(14)
Net cash used in financing activities	(463)	(1,094)	181
Effect of exchange rate fluctuations on cash and cash equivalents	(36)	11	0
(Decrease) increase in cash and cash equivalents	(488)	279	(207)
Cash and cash equivalents at beginning of year	1,382	1,103	1,310
Cash and cash equivalents at end of year	894	1,382	1,103
Cash and cash equivalents of discontinued operations	45	52	86
Cash and cash equivalents of continuing operations	849	1,330	1,017
Eliminations
Net cash provided by operating activities from continuing operations	0	(68)	0
Net cash provided by operating activities from discontinued operations	0	0	0
Net cash provided by operating activities	0	(68)	0
Capital expenditures	0	0	0
Proceeds from sale of property and investments	0	0	0
Cost of business and technology acquisitions, net of cash acquired	0	0	0
Decrease in Restricted Cash	0	0	0
Repayment of loans to related parties			0
Acquisition of minority held shares			0
Dividends from equity method investments in excess of earnings			0
Loans to Affiliates	2,629	1,716	1,147
Repayments of loans to affiliates	(469)	(950)	(299)
Return of Investment in Subsidiaries	(389)	(845)
Other, net			0
Net cash used in investing activities from continuing operations	1,771	(79)	848
Net cash used in investing activities from discontinued operations	0	0	0
Net cash (used in) provided by investing activities	1,771	(79)	848
Net proceeds (repayments of) under other short- and long-term debt agreements	0	0	0
Proceeds from issuance of senior secured term loans, net of issuance costs		0	0
Repayments under long-term debt agreements	0	0	0
Repayment of senior notes	0
Proceeds from issuance of senior notes, net of issuance costs	0	0
Dividend payments of consolidated affiliates to minority shareholders	0	0	0
Proceeds from borrowings from affiliates	(2,629)	(1,716)	(1,147)
Payments on borrowings from affiliates	469	950	299
Capital distributions to affiliates	389	845
Dividends paid to affiliates		68
Repurchase of ordinary shares	0	0	0
Distribution of cash dividends	0	0
Taxes withheld and paid on employees' restricted share awards	0	0
Net cash used in financing activities	(1,771)	147	(848)
Effect of exchange rate fluctuations on cash and cash equivalents	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Cash and cash equivalents of discontinued operations	0	0	0
Cash and cash equivalents of continuing operations	$ 0	$ 0	$ 0